Supplement to the
Fidelity® Extended Market Index Fund, Fidelity® International Index Fund and Fidelity® Total Market Index Fund
April 29, 2021
As Revised May 7, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity® Extended Market Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2012.

The following information supplements information for Fidelity® Extended Market Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® International Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2012.

The following information supplements information for Fidelity® International Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Total Market Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2012.

The following information supplements similar information for Fidelity® Total Market Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading for each fund.

Peter Matthew is senior portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading for each fund.

Navid Sohrabi is portfolio manager of each fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SIF-I-22-01 1.933378.116	March 25, 2022